Note 3 - Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2019
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31,	June 30,
	2018	2019
	$	$
		(Unaudited)

Office equipment	143	141
Laboratory equipment	111	115
Motor vehicles	23	23
Leasehold improvements	109	103

	386	382
Less: accumulated depreciation	(104)	(145)

Property and equipment, net	282	237